Basis of Presentation and Business Condition (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	May 31, 2021	Dec. 31, 2019
Accounting Policies [Abstract]
Loss on foreign exchange	$ 29,940		$ 29,940
Working capital	8,438,184
Accumulated deficit	(14,089,552)		(12,866,033)		$ (11,678,413)
Cash and cash equivalents	9,311,878		1,107,812		$ 11,993
Proceeds from offerings	9,000,000		7,400,000
Warrants of shares				57,000,000
Warrants exercise per share				$ 0.20
Warrants average share price				$ 0.30
Proceeds from sale of equity	9,311,878		6,300,000
Proceeds from warrants exercises	$ 2,932,105		$ 9,100,000